UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21595

Cohen & Steers Worldwide Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	105.2%
AUSTRALIA	24.6%
DIVERSIFIED	10.9%
DB RREEF Trust		3,263,900	$3,434,841
GPT Group		3,021,961	8,934,933
Macquarie DDR Trust		6,900,000	5,927,653
Mirvac Group		2,772,900	8,436,757
Rubicon Europe Trust Group (RET)		3,350,000	2,410,256
Stockland		1,220,359	5,870,962
			35,015,402
INDUSTRIAL	2.1%
ING Industrial Fund		2,457,000	3,975,264
Macquarie Goodman Group		757,200	2,699,556
			6,674,820
OFFICE	5.7%
Commonwealth Property Office Fund		3,416,121	3,374,930
Investa Property Group		4,405,000	6,811,646
Tishman Speyer Office Fund		4,933,000	8,122,530
			18,309,106
SHOPPING CENTER	5.9%
Macquarie CountryWide Trust		5,118,552	7,310,422
Westfield Group		946,000	11,580,829
			18,891,251
TOTAL AUSTRALIA			78,890,579
BELGIUM	2.8%
DIVERSIFIED	1.2%
Befimmo S.C.A.		16,126	1,617,124
Wereldhave Belgium		25,000	2,096,500
			3,713,624
INDUSTRIAL	0.6%
Warehouses De Pauw SCA		33,047	1,842,207
OFFICE	1.0%
Cofinimmo		15,237	2,538,931
Intervest Offices		21,339	739,586
			3,278,517
TOTAL BELGIUM			8,834,348

CANADA	6.4%
APARTMENT	1.5%
Canadian Apartment Properties REIT		336,700	$4,765,724
DIVERSIFIED	1.6%
Dundee REIT		214,000	5,094,147
INDUSTRIAL	1.6%
H&R REIT		272,000	5,123,946
SHOPPING CENTER	1.7%
Primaris Retail REIT		342,800	5,368,679
TOTAL CANADA			20,352,496
FINLAND	1.7%
DIVERSIFIED
Citycon Oyj		544,070	2,709,850
Sponda Oyj		245,941	2,622,783
TOTAL FINLAND			5,332,633
FRANCE	6.3%
DIVERSIFIED	5.4%
Bail Investissement Fonciere		28,756	1,801,639
Klepierre		34,748	4,333,051
Unibail		61,579	11,119,047
			17,253,737
REAL ESTATE OPERATIONS/DEVELOPMENT	0.9%
Mercialys Promesse		112,479	2,876,091
TOTAL FRANCE			20,129,828
GERMANY	6.3%
APARTMENT	2.8%
Deutsche Wohnen AG		28,034	8,934,896
DIVERSIFIED	3.5%
Deutsche Euroshop AG		69,732	4,921,553
IVG Immobilien AG		212,002	6,374,049
			11,295,602
TOTAL GERMANY			20,230,498
HONG KONG	9.1%
DIVERSIFIED	1.8%
Henderson Land Development Company Ltd.		1,054,400	5,843,321
OFFICE	2.2%
Hongkong Land Holdings Ltd. (USD)		1,875,900	6,978,348
REAL ESTATE OPERATIONS/DEVELOPMENT	0.9%
Hang Lung Properties Ltd.		1,590,100	3,032,997
SHOPPING CENTER	4.2%
Fortune REIT		8,148,000	6,563,219
Link REIT		3,130,000	6,777,031
			13,340,250
TOTAL HONG KONG			29,194,916

JAPAN	2.0%
OFFICE	1.5%
Mori Trust Sogo REIT		192	$1,629,635
Nippon Building Fund		180	1,666,950
ORIX JREIT		241	1,631,920
			4,928,505
SHOPPING CENTER	0.5%
Japan Retail Fund Investment Corp.		200	1,563,296
TOTAL JAPAN			6,491,801
NETHERLANDS	8.2%
DIVERSIFIED	1.9%
Corio NV		93,832	6,055,071
INVESTMENT COMPANY	0.3%
Eurocastle Investment Ltd.		22,328	896,979
OFFICE	1.6%
VastNed Offices/Industrial NV		153,312	5,278,324
SHOPPING CENTER	4.4%
Rodamco Europe NV		104,786	10,520,695
VastNed Retail NV		45,879	3,680,617
			14,201,312
TOTAL NETHERLANDS			26,431,686
NEW ZEALAND	1.1%
DIVERSIFIED
ING Property Trust		1,017,322	732,729
Kiwi Income Property Trust		3,720,700	2,931,793
TOTAL NEW ZEALAND			3,664,522
SINGAPORE	4.3%
INDUSTRIAL	2.1%
Ascendas REIT		4,928,100	6,618,175
SHOPPING CENTER	2.2%
CapitaMall Trust		4,835,100	7,091,739
TOTAL SINGAPORE			13,709,914
SWEDEN	1.1%
DIVERSIFIED
Fabege AB		82,818	1,743,872
Kungsleden AB		49,631	1,886,214
TOTAL SWEDEN			3,630,086
UNITED KINGDOM	11.4%
DIVERSIFIED	3.2%
Great Portland Estates PLC		533,149	4,538,834
Mapeley UK Co., Ltd.		96,126	5,850,333
			10,389,167

INDUSTRIAL	2.1%
Slough Estates PLC		585,979	$6,790,590
INVESTMENT COMPANY	0.8%
Dawnay Day Treveria PLC		1,686,366	2,574,963
OFFICE	3.4%
Brixton PLC		629,276	5,379,054
Land Securities Group PLC		165,572	5,546,174
			10,925,228
SHOPPING CENTER	1.9%
Liberty International PLC		289,094	5,911,737
TOTAL UNITED KINGDOM			36,591,685
UNITED STATES	19.9%
DIVERSIFIED	4.7%
Colonial Properties Trust		118,700	5,950,431
Entertainment Properties Trust		79,900	3,354,202
iStar Financial		107,700	4,122,756
Spirit Finance Corp.		128,000	1,561,600
			14,988,989
HEALTH CARE	1.6%
Healthcare Realty Trust		86,200	3,222,156
Medical Properties Trust		172,300	1,860,840
			5,082,996
HOTEL	1.5%
Hospitality Properties Trust		112,900	4,930,343
MORTGAGE	1.1%
Newcastle Investment Corp.		154,400	3,693,248
OFFICE	3.3%
American Financial Realty Trust		228,600	2,663,190
Brandywine Realty Trust		55,000	1,746,800
HRPT Properties Trust		430,000	5,048,200
Republic Property Trust		101,565	1,195,420
			10,653,610
OFFICE/INDUSTRIAL	0.2%
Mission West Properties		58,000	681,500
RESIDENTIAL	2.9%
Apartment Investment & Management Co.		97,200	4,558,680
Education Realty Trust		178,400	2,729,520
Home Properties		38,200	1,952,020
			9,240,220
SHOPPING CENTER	4.6%
COMMUNITY CENTER	2.0%
Cedar Shopping Centers		146,500	2,320,560
Inland Real Estate Corp.		239,400	3,904,614
			6,225,174

REGIONAL MALL	2.6%
Glimcher Realty Trust		171,300	$4,864,920
Pennsylvania REIT		60,100	2,644,400
Mills Corp.		32,900	921,200
			8,430,520
TOTAL SHOPPING CENTER			14,655,694
TOTAL UNITED STATES			63,926,600
TOTAL COMMON STOCK (Identified cost—$301,509,947)			337,411,592

PREFERRED STOCK	29.3%
NEW ZEALAND	0.0%
DIVERSIFIED
Kiwi Income Property Trust, 8.00%, due 6/30/10		100,000	67,716
UNITED STATES	29.3%
ELECTRIC - INTEGRATED	1.4%
Aquila, 7.875%, due 3/1/32, Series		90,200	2,256,804
NVP Capital I, 8.20%, Series A (QUIPS)		58,000	1,452,320
NVP Capital III, 7.75%, Series B		36,000	905,400
			4,614,524
HOME BUILDER	0.7%
Hovnanian Enterprises, 7.625%, Series A		92,000	2,194,200
INSURANCE	0.7%
Arch Capital Group Ltd., 8.00%, Series		40,000	1,025,000
Liberty Mutual Insurance, 144A(a)		1,000,000	1,029,626
			2,054,626
OIL - EXPLORATION AND PRODUCTION	0.6%
Pemex Project Funding Master Trust, 7.75%		2,000,000	2,042,300
REAL ESTATE	25.7%
DIVERSIFIED	5.2%
Capital Lease Funding, 8.125%, Series A		23,400	585,000
Colonial Properties Trust, 7.62%, Series E		269,297	6,751,276
Digital Realty Trust, 8.50%, Series A		201,700	5,105,027
Digital Realty Trust, 7.875%, Series B		92,000	2,283,900
Entertainment Properties Trust, 7.75%, Series B		29,300	714,920
iStar Financial, 8.00%, Series D		20,000	505,000
iStar Financial, 7.875%, Series E		13,500	340,200
iStar Financial, 7.65%, Series G		22,800	572,964
			16,858,287

HEALTH CARE	1.5%
Windrose Medical Properties Trust, 7.50%, Series A		180,000	$4,698,000
HOTEL	10.1%
Eagle Hospitality Trust, 8.25%, Series A		134,000	3,365,410
Equity Inns, 8.75%, Series B		39,000	1,003,275
FelCor Lodging Trust, 8.00%, Series C		83,450	2,087,919
Health Care REIT, 7.875%, Series D		120,000	3,073,200
Hersha Hospitality Trust, 8.00%, Series A		100,000	2,496,000
Highland Hospitality Corp., 7.875%, Series A		100,000	2,433,000
Host Marriott Corp., 8.875%, Series E		160,000	4,244,800
LaSalle Hotel Properties, 7.50%, Series D		35,000	862,750
LaSalle Hotel Properties, 8.00%, Series E		45,000	1,139,400
Strategic Hotels & Resorts, 8.50%, Series A, 144A(a)		140,000	3,552,500
Strategic Hotels & Resorts, 8.25%, Series B		52,000	1,307,800
Sunstone Hotel Investors, 8.00%, Series A		266,000	6,733,790
			32,299,844
MORTGAGE	0.5%
Newcastle Investment Corp., 9.75%, Series B		42,900	1,117,545
Newcastle Investment Corp., 8.05%, Series C		20,000	498,000
			1,615,545
OFFICE	1.3%
Alexandria Real Estate Equities, 8.375%, Series C		4,000	104,520
Highwoods Properties, 8.00%, Series B		88,351	2,222,027
Maguire Properties, 7.625%, Series A		15,000	376,650
Parkway Properties, 8.00%, Series D		63,000	1,600,200
			4,303,397
RESIDENTIAL - APARTMENT	2.9%
Apartment Investment & Management Co., 9.375%, Series G(b)		95,100	2,488,767
Apartment Investment & Management Co., 8.00%, Series T		65,000	1,641,250
Apartment Investment & Management Co., 7.75%, Series U		92,000	2,296,320
Apartment Investment & Management Co., 8.00%, Series V		68,300	1,727,990
Apartment Investment & Management Co., 7.875%, Series Y		15,000	376,200
Mid-America Apartment Communities, 8.30%, Series H		34,000	860,200
			9,390,727
SHOPPING CENTER	4.2%
COMMUNITY CENTER	1.5%
Cedar Shopping Centers, 8.875%, Series A		46,200	1,238,853
Saul Centers, 8.00%, Series A		30,000	789,000
Tanger Factory Outlet Centers, 7.50%, Series C		105,000	2,632,350
			4,660,203

REGIONAL MALL	2.7%
Glimcher Realty Trust, 8.75%, Series F		36,100	$920,550
Glimcher Realty Trust, 8.125%, Series G		20,000	506,000
Mills Corp., 7.875%, Series G		246,800	5,256,840
Taubman Centers, 7.625%, Series H		80,000	2,008,000
			8,691,390
TOTAL SHOPPING CENTER			13,351,593
TOTAL REAL ESTATE			82,517,393
TELEPHONE - INTEGRATED	0.2%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		20,200	505,000
TOTAL PREFERRED STOCK (Identified cost—$95,119,979)			93,995,759

RIGHTS	0.1%
FINLAND
Citycon Oyj (Identified cost—$0)		544,070	173,932

		Principal Amount
CORPORATE BOND	10.8%
UNITED STATES	10.8%
DIVERSIFIED FINANCIAL SERVICES	1.3%
Old Mutual Capital Funding, 8.00%, due 05/29/49, (Eurobond)		$4,000,000	4,172,032
FOOD	0.8%
Gruma S.A., 7.75%, due 12/29/49, 144A(a)		2,500,000	2,537,500
MEDIA	3.4%
CABLE TELEVISION	2.7%
Cablevision Systems Corp., 8.00%, due 04/15/12		4,000,000	3,920,000
Rogers Cable, 8.75%, due 05/01/32		4,000,000	4,760,000
			8,680,000
DIVERSIFIED SERVICES	0.7%
Liberty Media Corp., 8.25%, due 02/01/30		2,300,000	2,234,087
TOTAL MEDIA			10,914,087
MEDICAL - HOSPITALS	1.5%
Columbia/HCA, 7.50%, due 11/15/95		5,475,000	4,828,506
RETAIL	0.7%
JC Penney Co., 7.63%, due 03/01/97		2,000,000	2,029,094
SPECIAL PURPOSE ENTITY	0.3%
Valor Telecom Enterprise, 7.75%, due 02/15/15		1,000,000	1,052,500
TELEPHONE - INTEGRATED	2.8%
Citizens Communications Co., 9.00%, due 08/15/31		8,400,000	9,019,500
TOTAL UNITED STATES			34,553,219
TOTAL CORPORATE BOND (Identified cost—$34,273,769)			34,553,219

TOTAL INVESTMENTS (Identified cost—$430,903,695)	145.3%		466,134,502

OTHER ASSETS IN EXCESS OF LIABILITIES	2.4%		7,665,359

LIQUIDATION VALUE OF PREFERRED SHARES	(47.7)%		(153,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $21.23 per share based on 15,113,923 shares of common stock outstanding)	100.0%		$320,799,861

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.2% of net assets applicable to common shares.

(b) 8,000 shares segregated as collateral for interest rate swap transactions.

Glossary of Portfolio Abbreviations

QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
USD	United States dollars

Schedule of Investments - (Continued)

March 31, 2006 (Unaudited)

Interest Rate Swaps:

			Floating Rate(a)
Counterparty	Notional Amount	Fixed Rate	(reset monthly)	Termination Date	Unrealized Appreciation
Merrill Lynch Derivative Products AG	$20,000,000	4.660%	4.818%	October 25, 2010	$418,045
Merrill Lynch Derivative Products AG	$15,000,000	4.800%	4.720%	December 12, 2009	176,162
					$594,207

(a)           Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2006.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By:		/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
		Name: Adam M. Derechin	Name: Jay J. Chen
		Title: President and principal	Title: Treasurer and principal
		executive officer	financial officer

Date: May 26, 2006